Investments in Associates - Denarius Investment Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 04, 2023
Disclosure of associates [line items]
Change in fair value	$ 2,661	$ (9,455)
Other financial assets	9,756	$ 0
Denarius
Disclosure of associates [line items]
Reclassification of investment	3,486
Purchase of Denarius Debenture	3,603
Change in fair value	2,667
Other financial assets	9,756		$ 3,500
Denarius | Common shares
Disclosure of associates [line items]
Reclassification of investment	3,077
Change in fair value	919
Other financial assets	3,996
Denarius | Warrants
Disclosure of associates [line items]
Reclassification of investment	409
Change in fair value	(160)
Other financial assets	249
Denarius | Convertible Debenture
Disclosure of associates [line items]
Purchase of Denarius Debenture	3,603
Change in fair value	1,908
Other financial assets	$ 5,511